Taxes On Income - Additional Information (Detail) ₪ in Millions, $ in Millions			12 Months Ended
	Jan. 01, 2023 ILS (₪)	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Corporate tax rate			23.00%
Undistributed earnings of foreign subsidiaries			$ 450.3
Unrecognized deferred tax liability on undistributed earnings of foreign subsidiaries			73.9
Uncertain tax positions interest expense			15.9	$ 9.7	$ 0.6
Uncertain tax positions accrued interest			$ 60.0	$ 44.1
Maximum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate			20.00%
Minimum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate			15.00%
U S Federal
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward			$ 126.7
Operating loss carry forward expiration years			2023
U S State
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward			$ 80.3
Operating loss carry forward expiration years			2023
Research And Development Tax Credit
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward			$ 25.6
Research And Development Tax Credit | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years			2042
Research And Development Tax Credit | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years			2023
Technological Preferred Enterprise
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate			12.00%
Subsequent Event [Member] | Tax Year 2016 Through 2019 [Member] | Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Additional payment of income tax	₪ 428					$ 122.0
payment related to timing differences	418	$ 119.0
Subsequent Event [Member] | Tax Year 2020 [Member] | Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Additional payment of income tax	₪ 74					$ 21.0
Year under Income Tax Examination	2020	2020
payment related to timing differences	₪ 94	$ 27.0